Basic and diluted loss per share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
15.	Basic and diluted loss per share:

Basic loss per share is calculated as set forth below:

Year ended December 31	2016	2015

Net loss	$(19,619)	$(24,462)

Weighted average number of common shares for basic loss per share	25,255,413	18,198,840

Loss per share – basic	$(0.78)	$(1.34)

Diluted loss per share is calculated as set forth below:

Year ended December 31	2016	2015

Net loss	$(19,619)	$(24,462)
Less: recovery of fair value of liability classified awards	(433)	-
Diluted loss available to common shareholders	$(20,052)	$(24,462)
Weighted average number of common shares for basic loss per share	25,255,413	18,198,840
Plus: incremental shares from assumed exercise	62,783	-
Diluted weighted average number of common shares for diluted loss per share	25,318,196	18,198,840
Loss per share – diluted	$(0.79)	$(1.34)